CONDENSED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 17,787	$ 15,677
Restricted cash	17	13
Prepaid clinical trial expenses and deferred clinical trial costs	1,728	1,294
Prepaid expenses and other current assets	282	807
Total current assets	19,814	17,791
Property and equipment, net	24	10
Total assets	19,838	17,801
Current liabilities:
Trade payables	57	720
Other accounts payable and accrued expenses	556	241
Total current liabilities	613	961
Non-current liabilities:
Provision for uncertain tax positions	220	220
Total liabilities	833	1,181
Shareholders’ equity:
Ordinary shares, NIS 0.03 par value; Authorized: 16,666,667 shares as of June 30, 2021 and December 31, 2020, respectively; Issued and outstanding: 10,062,383 and 8,758,037 shares as of June 30, 2021 and December 31, 2020, respectively	90	78
Additional paid-in capital	39,138	33,023
Accumulated deficit	(20,223)	(16,481)
Total shareholders’ equity	19,005	16,620
Total liabilities and shareholders’ equity	$ 19,838	$ 17,801